                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 --------------------------------------
   Address:      111 West Jackson Blvd., 20th Floor
                 --------------------------------------
                 Chicago, IL 60604
                 --------------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ William J. Shimanek          Chicago, Illinois   August 17, 2009
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         116
                                        --------------------

Form 13F Information Table Value Total:       709,048
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

Column 1                     Column 2         Column 3 Column 4      Column 5       Column 6   Column 7         Column 8
------------------           --------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                       VALUE    SHRS OR    SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP (X$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE        SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ASM INTL NV                  BOND            00207DAG7    6,341  6,900,000 PRN      SOLE                 6,900,000
ADVANCED TECHNOLOGY ACQU COR WARRANT         007556111    1,624    200,000 SH       SOLE                   200,000
ALLIANT ENERGY CORP          BOND            018804AH7   16,152 15,000,000 PRN      SOLE                15,000,000
ALLIANT ENERGY CORP          BOND            018804AK0   31,815 27,500,000 PRN      SOLE                27,500,000
ALTERNATIVE ASSET MGMT ACQU  COM             02149U101    2,650    271,216 SH       SOLE                   271,216
AMERICREDIT CORP             BOND            03060RAR2    1,173  1,760,000 PRN      SOLE                 1,760,000
AMGEN INC                    BOND            031162AN0   36,884 38,730,000 PRN      SOLE                38,730,000
APOGENT TECHNOLOGIES INC     BOND            03760AAK7   13,896 10,000,000 PRN      SOLE                10,000,000
ARVINMERITOR INC             BOND            043353AF8      951  2,000,000 PRN      SOLE                 2,000,000
BOISE INC                    WARRANT         09746Y113      151     87,722 SH       SOLE                    87,722
BOSTON PPTYS LTD PARTNERSHIP BOND            10112RAG9    2,925  3,290,000 PRN      SOLE                 3,290,000
BOSTON PPTYS LTD PARTNERSHIP BOND            10112RAK0    4,402  5,000,000 PRN      SOLE                 5,000,000
CEPHALON INC                 BOND            156708AL3   24,708 22,679,000 PRN      SOLE                22,679,000
CHINA MED TECHNOLOGIES INC   COM             169483954      526     26,400 SH  PUT  SOLE                       N/A
CHINA MED TECHNOLOGIES INC   BOND            169483AB0      854  1,000,000 PRN      SOLE                 1,000,000
CHINA MED TECHNOLOGIES INC   BOND            169483AC8    5,593  8,810,000 PRN      SOLE                 8,810,000
CHIQUITA BRANDS INTL INC     BOND            170032AT3    5,675  8,000,000 PRN      SOLE                 8,000,000
COMPUCREDIT CORP             BOND            20478NAD2    1,247  4,610,000 PRN      SOLE                 4,610,000
COOPER CAMERON CORP          BOND            216640AE2   34,146 20,840,000 PRN      SOLE                20,840,000
DST SYS INC DEL              BOND            233326AB3   29,880 30,210,000 PRN      SOLE                30,210,000
DST SYS INC DEL              BOND            233326AD9    5,623  6,281,000 PRN      SOLE                 6,281,000
E M C CORP MASS              BOND            268648AK8   10,291  9,900,000 PRN      SOLE                 9,900,000
E M C CORP MASS              BOND            268648AM4    5,630  5,510,000 PRN      SOLE                 5,510,000
EARTHLINK INC                BOND            270321AA0   13,510 13,524,000 PRN      SOLE                13,524,000
EASTMAN KODAK CO             BOND            277461BE8    8,502 10,500,000 PRN      SOLE                10,500,000
ENZON PHARMACEUTICALS INC    BOND            293904AE8      350    370,000 PRN      SOLE                   370,000
EQUINIX INC                  BOND            29444UAH9   10,144  9,500,000 PRN      SOLE                 9,500,000
FISHER SCIENTIFIC INTL INC   BOND            338032AW5    9,606  5,535,000 PRN      SOLE                 5,535,000
FORD MTR CO DEL              BOND            345370CF5    7,533  8,888,000 PRN      SOLE                 8,888,000
GENERAL MTRS CORP            PREFERRED STOCK 370442717      459    169,292 SH       SOLE                   169,292
GENERAL MTRS CORP            PREFERRED STOCK 370442733       92     32,800 SH       SOLE                    32,800
GENERAL MTRS CORP            COM             370442955        0     25,000 SH  PUT  SOLE                       N/A
GILEAD SCIENCES INC          BOND            375558AG8   20,205 16,000,000 PRN      SOLE                16,000,000
GLOBAL BRANDS ACQUISITION CO COM             378982102    1,749    179,608 SH       SOLE                   179,608
GLOBAL BRANDS ACQUISITION CO WARRANT         378982110    1,321    135,576 SH       SOLE                   135,576
GLOBAL BRANDS ACQUISITION CO COM             378983100      255     26,437 SH       SOLE                    26,437
GLG PARTNERS INC             WARRANT         37929X115    4,665  1,140,604 SH       SOLE                 1,140,604
GOLDEN POND HEALTHCARE INC   COM             38116J109      253     32,848 SH       SOLE                    32,848
GREAT ATLANTIC & PAC TEA INC COM             390064103      172     40,446 SH       SOLE                    40,446
GREAT ATLANTIC & PAC TEA INC BOND            390064AJ2      963  1,320,000 PRN      SOLE                 1,320,000
GREAT ATLANTIC & PAC TEA INC BOND            390064AK9    4,059  6,590,000 PRN      SOLE                 6,590,000
GREENBRIER COS INC           BOND            393657AD3    1,113  2,020,000 PRN      SOLE                 2,020,000
HICKS ACQUISITION CO I INC   WARRANT         429086127    1,690    176,249 SH       SOLE                   176,249
HICKS ACQUISITION CO I INC   COM             429086309      867     90,384 SH       SOLE                    90,384
HOSPITALITY PPTYS TR         BOND            44106MAK8    8,823 10,500,000 PRN      SOLE                10,500,000
HUMAN GENOME SCIENCES INC    BOND            444903AK4    5,402  8,810,000 PRN      SOLE                 8,810,000
ILLUMINA INC                 BOND            452327AB5    2,629  1,460,000 PRN      SOLE                 1,460,000
INCYTE CORP                  BOND            45337CAF9   13,982 19,340,000 PRN      SOLE                19,340,000
INFORMATION SERVICES GROUP I WARRANT         45675Y112      606    201,383 SH       SOLE                   201,383
INTER ATLANTIC FINANCIAL INC COM             45890H100      919    118,005 SH       SOLE                   118,005
INTER ATLANTIC FINANCIAL INC WARRANT         45890H118      549     70,481 SH       SOLE                    70,481
INVITROGEN CORP              BOND            46185RAJ9   15,775 12,500,000 PRN      SOLE                12,500,000
INVITROGEN CORP              BOND            46185RAM2   20,595 19,805,000 PRN      SOLE                19,805,000
ITRON INC                    BOND            465741AJ5    1,344  1,230,000 PRN      SOLE                 1,230,000

Column 1                     Column 2         Column 3 Column 4      Column 5       Column 6   Column 7         Column 8
------------------           --------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                       VALUE    SHRS OR    SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP (X$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE        SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
JAKKS PAC INC                BOND            47012EAB2    1,698  1,760,000 PRN      SOLE                 1,760,000
JETBLUE AIRWAYS CORP         BOND            477143AD3    7,615  7,000,000 PRN      SOLE                 7,000,000
JETBLUE AIRWAYS CORP         BOND            477143AE1   15,491 14,000,000 PRN      SOLE                14,000,000
JETBLUE AIRWAYS CORP         BOND            477143AF8    2,102  2,000,000 PRN      SOLE                 2,000,000
JETBLUE AIRWAYS CORP         BOND            477143AG6    2,100  2,000,000 PRN      SOLE                 2,000,000
KBL HEALTHCARE ACQUIS CORP I COM             48241N107    1,198    153,143 SH       SOLE                   153,143
K V PHARMACEUTICAL COM       BOND            482740AC1      841  2,200,000 PRN      SOLE                 2,200,000
L-3 COMMUNICATIONS CORP      BOND            502413AW7   19,083 19,765,000 PRN      SOLE                19,765,000
LABORATORY CORP AMER HLDGS   BOND            50540RAG7    4,943  5,412,000 PRN      SOLE                 5,412,000
LUCENT TECHNOLOGIES INC      BOND            549463AG2    3,498  3,685,000 PRN      SOLE                 3,685,000
MGM MIRAGE                   COM             552953951    1,372    214,700 SH  PUT  SOLE                       N/A
MACROVISION CORP             BOND            555904AB7   12,144 12,500,000 PRN      SOLE                12,500,000
MAXTOR CORP                  BOND            577729AE6    3,801  4,400,000 PRN      SOLE                 4,400,000
MEDTRONIC INC                BOND            585055AL0    6,406  6,610,000 PRN      SOLE                 6,610,000
MIRANT CORP NEW              WARRANT         60467R118    1,645    104,487 SH       SOLE                   104,487
NCI BUILDING SYS INC         BOND            628852AG0   10,460 16,611,000 PRN      SOLE                16,611,000
NABORS INDS INC              BOND            629568AP1    8,619  9,250,000 PRN      SOLE                 9,250,000
NASH FINCH CO                BOND            631158AD4    4,045 10,672,000 PRN      SOLE                10,672,000
NATIONAL CITY CORP           BOND            635405AW3    1,334  1,365,000 PRN      SOLE                 1,365,000
NATIONAL RETAIL PROPERTIES I BOND            637417AC0    4,415  4,860,000 PRN      SOLE                 4,860,000
OSI PHARMACEUTICALS INC      BOND            671040AF0   22,929 20,874,000 PRN      SOLE                20,874,000
SP ACQUISITION HOLDINGS INC  WARRANT         78470A112      236     24,403 SH       SOLE                    24,403
PROLOGIS                     BOND            743410AS1    5,517  7,500,000 PRN      SOLE                 7,500,000
PROSPECT ACQUISITION CORP    COM             74347T103    1,359    140,580 SH       SOLE                   140,580
PROSPECT ACQUISITION CORP    WARRANT         74347T111      874     90,384 SH       SOLE                    90,384
QWEST COMMUNICATIONS INTL IN BOND            749121BY4   22,597 22,865,000 PRN      SOLE                22,865,000
RAYTHEON CO                  WARRANT         755111119   33,238    748,100 SH       SOLE                   748,100
RECKSON OPER PARTNERSHIP L P BOND            75621LAJ3    3,381  3,520,000 PRN      SOLE                 3,520,000
SP ACQUISITION HOLDINGS INC  COM             78470A104      236     24,403 SH       SOLE                    24,403
SAPPHIRE INDUSTRIALS CORP    COM             80306T109    1,546    158,211 SH       SOLE                   158,211
SAPPHIRE INDUSTRIALS CORP    WARRANT         80306T117      883     90,384 SH       SOLE                    90,384
SECURE AMER ACQUISITION CORP WARRANT         81372L111      246     31,703 SH       SOLE                    31,703
SEPRACOR INC                 BOND            817315AW4    1,477  1,500,000 PRN      SOLE                 1,500,000
SPORTS PPTYS ACQUISITION COR COM             84920F107      306     31,634 SH       SOLE                    31,634
SPORTS PPTYS ACQUISITION COR WARRANT         84920F115      306     31,634 SH       SOLE                    31,634
STONELEIGH PARTNERS ACQUS CO WARRANT         861923126      935    119,899 SH       SOLE                   119,899
SUPERVALU INC                BOND            868536AP8    2,730  8,000,000 PRN      SOLE                 8,000,000
SYBASE INC                   BOND            871130AB6   10,738  8,370,000 PRN      SOLE                 8,370,000
TTM TECHNOLOGIES INC         BOND            87305RAC3    1,923  2,640,000 PRN      SOLE                 2,640,000
TERADYNE INC                 BOND            880770AE2    7,163  5,000,000 PRN      SOLE                 5,000,000
TEVA PHARMACEUTICAL FIN II L BOND            88164RAB3   21,968 15,420,000 PRN      SOLE                15,420,000
THERAVANCE INC               BOND            88338TAA2    2,294  3,080,000 PRN      SOLE                 3,080,000
THORATEC CORP                BOND            885175AB5    2,538  3,070,000 PRN      SOLE                 3,070,000
TRANSOCEAN INC               BOND            893830AU3   16,274 16,970,000 PRN      SOLE                16,970,000
TRIAN ACQUISITION I CORP     COM             89582E108      259     27,115 SH       SOLE                    27,115
TRIPLECROWN ACQUISITION CORP COM             89677G109      339     35,287 SH       SOLE                    35,287
TRIPLECROWN ACQUISITION CORP WARRANT         89677G117      339     35,287 SH       SOLE                    35,287
UNITED REFINING ENERGY CORP  COM             911360105      883     90,384 SH       SOLE                    90,384
UNITED RENTALS NORTH AMER IN BOND            911365AH7    4,927  5,340,000 PRN      SOLE                 5,340,000
US AIRWAYS GROUP INC         BOND            911905AC1    1,411  2,000,000 PRN      SOLE                 2,000,000
VERISIGN INC                 BOND            92343EAD4    6,551  9,820,000 PRN      SOLE                 9,820,000
VORNADO RLTY TR              BOND            929042AC3    2,292  2,630,000 PRN      SOLE                 2,630,000
WMS INDS INC                 BOND            929297AE9    3,160  1,320,000 PRN      SOLE                 1,320,000
WEBMD CORP                   BOND            94769MAE5    3,051  3,071,000 PRN      SOLE                 3,071,000

Column 1                     Column 2         Column 3 Column 4      Column 5       Column 6   Column 7         Column 8
------------------           --------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                       VALUE    SHRS OR    SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP (X$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE        SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ASIA SPECIAL SIT ACQST CORP  COM             G0538M105    2,343    244,281 SH       SOLE                   244,281
NORTH ASIA INVESTMENT CORP   COM             G66202105    1,425    150,000 SH       SOLE                   150,000
NORTH ASIA INVESTMENT CORP   WARRANT         G66202113    1,255    132,095 SH       SOLE                   132,095
OVERTURE ACQUISITION CORP    COM             G6830P100      137     14,188 SH       SOLE                    14,188
CHARDAN 2008 CHINA ACQST COR COM             G8977T101      734    100,000 SH       SOLE                   100,000
CHARDAN 2008 CHINA ACQST COR WARRANT         G8977T119      647     88,064 SH       SOLE                    88,064
NAVIOS MARITIME ACQUIS CORP  COM             Y62159101    1,872    200,000 SH       SOLE                   200,000
NAVIOS MARITIME ACQUIS CORP  WARRANT         Y62159119    1,650    176,249 SH       SOLE                   176,249